Application of International Financial Reporting Standards	12 Months Ended
Dec. 31, 2025
Application of International Financial Reporting Standards [Abstract]
APPLICATION OF INTERNATIONAL FINANCIAL REPORTING STANDARDS
2.	APPLICATION OF INTERNATIONAL FINANCIAL REPORTING STANDARDS

2.1	BASIS OF PRESENTATION

The consolidated financial statements include the financial statements of certain subsidiaries of AMTD Group arising from the reorganization, and also include the results of operations of the investment business, which have been prepared on a carve-out basis. Such reorganization is outside of the scope of IFRS 3 Business Combinations, as such entities were under common control and managed by AMTD Group. The Group prepared the consolidated financial statements to capture the stand-alone media and entertainment services, hotel operation, hospitality and VIP services and strategic investment business, which have operated under AMTD Group during the years ended December 31, 2023, 2024 and 2025. The consolidated financial statements do not represent the financial position and results of operations of a legal entity but rather a combination of entities and businesses under common control of AMTD Group that reflect significant assumptions and allocations, including the following:

●	The assets and liabilities of the entities subject to the restructuring were reflected at their carrying amounts in AMTD Group. No adjustments were made to reflect fair values or recognize any new assets or liabilities that would otherwise be done under the acquisition method.

●	Any difference between consideration transferred and the aggregate book value of the assets and liabilities of the entities subject to the reorganization was reflected as an adjustment to other reserves and accumulated in equity.

●

All revenues, expenses, assets and liabilities attributed to the media and entertainment services, hotel operation, hospitality and VIP services and strategic investment business were included as part of the reorganization;

●	Under the pooling of interest method, each of the entities subject to the reorganization is accounted for as if it had always been part of the Group; and

●	All intercompany transactions and balances have been eliminated on consolidation.

The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the respective accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 2.2.

The reorganization of the Group was completed in November 2024 and the Company has become the holding company of the companies now comprising the Group since then. The consolidated statements of profit or loss and other comprehensive income, consolidated statements of changes in equity and consolidated statements of cash flows have been prepared to present the results, changes in equity and cash flows of the companies now comprising the Group, as if the group structure upon the completion of the reorganization had always been in existence. The consolidated statements of financial position of the Group have been prepared to present the assets and liabilities of the companies now comprising the Group as if the current group structure had always been in existence.

The Group’s consolidated financial statements have been prepared in accordance with IFRSs and the Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”) issued by the IASB. For the purpose of preparation of the consolidated financial statements, information is considered material if such information is reasonably expected to influence decision made by primary users.

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets at FVTPL and properties, which are measured at fair value or revalued amount. The consolidated financial statements are presented in US$ unless otherwise stated.

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to discharge its liabilities in the normal course of business. This includes the Group’s ability to renew or refinance the bank facilities which are repayable within one year and takes into consideration the realization of investments held by the Group in the event of a working capital shortage.

The directors of the Company have, at the time of approving the consolidated financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Accordingly, they continue to adopt the going concern basis of accounting in preparing the consolidated financial statements.

2.2	APPLICATION OF AMENDMENTS TO IFRSs

Amendments to an IFRS Accounting Standard that are mandatorily effective for the current year

In the current year, the Group has applied the following amendments to IFRS Accounting Standards issued by the International Accounting Standards Board (“IASB”) for the first time, which is mandatorily effective for annual period beginning on or after January 1, 2025 for the preparation of the Group’s consolidated financial statements.

Amendments to IAS 21 Amendments to Illustrative Examples on IFRS 7, IFRS 18, IAS 1, IAS 8, IAS 36 and IAS 37	Lack of Exchangeability Disclosures about Uncertainties

The application of the amendments to an IFRS Accounting Standard in the current year has had no material impact on the Group’s financial position and performance for the current and prior years and/or on the disclosures set out in the consolidated financial statements.

New and amendments to IFRSs in issue but not yet effective

The Group has not early applied the following new and amendments to IFRSs and International Accounting Standards (“IASs”) that have been issued but are not yet effective:

Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments(2)
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-Dependent Electricity (2)
Amendments to IFRS Accounting Standards	Annual Improvements to IFRS Accounting Standards – Volume 11(2)
Amendments to IAS 21	Translation to a Hyperinflationary Presentation Currency(3)
IFRS 18	Presentation and Disclosure in Financial Statements(3)

(1)	Effective for annual periods beginning on or after a date to be determined
(2)	Effective for annual periods beginning on or after January 1, 2026
(3)	Effective for annual periods beginning on or after January 1, 2027

Except for the new and amendments to IFRS mentioned below, the directors of the Company anticipate that the application of the new and amendments to IFRSs will have no material impact on the consolidated financial statements in the foreseeable future.

IFRS 18 “Presentation and Disclosure in Financial Statements”

IFRS 18 “Presentation and Disclosure in Financial Statements”, which sets out requirements on presentation and disclosures in financial statements, will replace IAS 1 “Presentation of Financial Statements”. This new IFRS Accounting Standard, while carrying forward many of the requirements in IAS 1, introduces new requirements to present specified categories and defined subtotals in the statement of profit or loss; provide disclosures on management-defined performance measures in the notes to the financial statements and improve aggregation and disaggregation of information to be disclosed in the financial statements. In addition, some IAS 1 paragraphs have been moved to IAS 8 and IFRS 7. Minor amendments to IAS 7 “Statement of Cash Flows” and IAS 33 “Earnings per Share” are also made. IFRS 18, and amendments to other standards, will be effective for annual periods beginning on or after 1 January 2027, with early application permitted. The application of the new standard is expected to affect the presentation of the statement of profit or loss and disclosures in the future financial statements. The Group is in the process of assessing the detailed impact of IFRS 18 on the Group’s consolidated financial statements.

2.3	MATERIAL ACCOUNTING POLICIES

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company and its subsidiaries. Control is achieved when the Company:

●	has power over the investee;

●	is exposed, or has rights, to variable returns from its involvement with the investee; and

●	has the ability to use its power to affect its returns.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

Profit or loss and each item of other comprehensive income, if any, is attributed to the owners of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions among members of the Group are eliminated in full on consolidation.

Non-controlling interests in subsidiaries are presented separately from the Group’s equity therein, which represent present ownership interests entitling their holders to a proportionate share of net assets of the relevant subsidiaries upon liquidation.

Changes in the Group’s interests in existing subsidiaries

Changes in the Group’s interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s relevant components of equity and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries, including re-attribution of relevant reserves between the Group and the non-controlling interests according to the Group’s and the non-controlling interests’ proportionate interests.

Any difference between the amount by which the non-controlling interests are adjusted, and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

Business combinations

A business is an integrated set of activities and assets which includes an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired processes are considered substantive if they are critical to the ability to continue producing outputs, including an organized workforce with the necessary skills, knowledge, or experience to perform the related processes or they significantly contribute to the ability to continue producing outputs and are considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

Acquisitions of businesses, other than business combination under common control, are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.

The identifiable assets acquired and liabilities assumed must meet the definitions of an asset and a liability in the Conceptual Framework except for transactions and events within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, in which the Group applies IAS 37 or IFRIC 21 instead of the Conceptual Framework to identify the liabilities it has assumed in a business combination. Contingent assets are not recognized.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value.

Goodwill is measured as the excess of the sum of consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net amount of the identifiable assets acquired and the liabilities assumed as of acquisition date. If, after re-assessment, the net amount of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Non-controlling interests are present ownership interests that entitle their holders to a proportionate share of the relevant subsidiary’s net assets in the event of liquidation are initially measured at the non-controlling interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets or at fair value.

Business combinations under common control

The Company accounts for the business combination with entities under common control using historical carrying values on a retrospective basis. As outlined in the Basis of Preparation, this involves for the combination as if the current group structure had always been in existence. For predecessor accounting:

●	Assets and liabilities of the acquired entity are stated at carrying amounts. Fair value measurement is not required.

●	Income statement reflects the results of the combining parties.

●	No new goodwill arises in predecessor accounting.

●	Any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is recognized in capital reserve.

Reverse acquisition and share-based payment expenses (De-SPAC Transaction)

The business combination agreement between the Company and special purpose acquisition company (“SPAC”) is accounted for as a reverse acquisition. Under this arrangement, although the SPAC is the legal acquirer and the legal parent entity, the Company is identified as the accounting acquirer based on the substance of the transaction, including the relative voting rights, the composition of the board of directors, and the composition of senior management of the combined entity.

As the SPAC does not possess the inputs and substantive processes that would meet the definition of a “business” under IFRS 3 Business Combinations, the transaction does not constitute a business combination. Instead, the transaction is accounted for as a capital reorganization of the Company and a share-based payment transaction in accordance with IFRS 2 Share-based Payment.

Under this approach, the consolidated financial statements represent a continuation of the financial statements of the Company (the accounting acquirer), with the exception of the capital structure. The SPAC is treated as the accounting acquiree, and its identifiable assets (primarily cash and cash equivalents) and liabilities are recognized at their historical carrying amounts, which approximate fair value, at the acquisition date. No goodwill or intangible assets are recognized.

In accordance with IFRS 2, the Company is deemed to have issued equity instruments to the shareholders of the SPAC in exchange for the net assets of the SPAC and the provision of a service, specifically the SPAC’s public listing status. The cost of this listing service is measured as the excess of the fair value of the equity instruments deemed to have been issued by the Company over the fair value of the identifiable net assets of the SPAC acquired.

The fair value of the deemed equity instruments issued is determined based on the quoted market price of the SPAC’s shares at the closing date of the transaction. The calculated excess representing the listing service does not qualify for recognition as an asset and is therefore expensed immediately as a “share-based payment expenses” in the consolidated statement of profit or loss. Transaction costs directly attributable to the issuance of new shares are deducted from equity, while other transaction costs related to the de-SPAC transaction are expensed as incurred.

Investments in joint ventures

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The Group’s investments in joint ventures are stated in the consolidated statement of financial position at cost and the Group’s share of net assets under the equity method of accounting, less any impairment losses. The financial statements of joint ventures used for equity accounting purposes are prepared using uniform accounting policies as those of the Group for like transactions and events in similar circumstances. Appropriate adjustments have been made to conform the joint venture’s accounting policies to those of the Group. The Group’s share of the post-acquisition results and other comprehensive income of joint ventures is included in the consolidated statement of profit or loss and other comprehensive income, respectively. Changes in net assets of joint venture other than profit or loss and other comprehensive income are not accounted for unless such changes resulted in changes in ownership interest held by the Group. When the Group’s share of losses of a joint venture exceeds the Group’s interest in that joint venture, the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

An investment in a joint venture is accounted for using the equity method from the date on which the investee becomes a joint venture. On acquisition of the investment in a joint venture, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognized immediately in profit or loss in the period in which the investment is acquired.

The Group assesses whether there is objective evidence that the interest in a joint venture may be impaired. When any objective evidence exists, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount. Any impairment loss recognized is not allocated to any asset, including goodwill, that forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases. When a group entity transacts with a joint venture of the Group, profits and losses resulting from the transactions with the joint ventures are recognized in the Group’s consolidated financial statements only to the extent of interests in the joint venture that are not related to the Group.

Fair value measurement

The Group measures certain assets and liabilities at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Property, plant and equipment and depreciation

Property, plant and equipment, apart from properties, are stated at cost or fair value less accumulated depreciation and any impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to the consolidated statement of profit or loss and other comprehensive income in the year in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major installation is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

When the Group makes payments for ownership interests of properties of which includes both leasehold land and building elements, the entire consideration is allocated between the leasehold land and the building elements in proportion to the relative fair values at initial recognition. To the extent the allocation of the relevant payments can be made reliably, interest in leasehold land is presented as “right-of-use assets” included in “property, plant and equipment” in the consolidated statement of financial position. When the consideration cannot be allocated reliably between non-lease building element and undivided interest in the underlying leasehold land, the entire properties are classified as property, plant and equipment.

Any revaluation increase arising from revaluation of property, plant and equipment is recognized in other comprehensive income and accumulated in revaluation reserve, except to the extent that it reverses a revaluation decrease of the same asset previously recognized in profit or loss, in which case the increase is credited to profit or loss to the extent of the decrease previously charged. A decrease in net carrying amount arising on revaluation of property, plant and equipment is recognized in profit or loss to the extent that it exceeds the balance, if any, on the revaluation reserve relating to a previous revaluation of that asset. On the subsequent sale or retirement of a revalued asset, the attributable revaluation surplus is transferred to retained profits.

Depreciation is calculated on a straight-line basis to write off the cost or valuation of each item of property, plant and equipment to its residual value over its estimated useful life.

Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each reporting period.

An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in the consolidated statement of profit or loss and other comprehensive income in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Intangible assets

Intangible assets acquired in a business combination

Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are reported at costs less accumulated amortization and any accumulated impairment losses, on the same basis as intangible assets that are acquired separately. Intangible assets acquired in a business combination with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.

Impairment of property, plant and equipment and intangible assets (other than goodwill)

At the end of the reporting period, the Group reviews the carrying amounts of its property, plant and equipment and intangible assets with finite useful lives to determine whether there is any indication that these assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that they may be impaired.

The recoverable amount of property, plant and equipment and intangible assets are estimated individually. When it is not possible to estimate the recoverable amount individually, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

In testing a cash-generating unit for impairment, corporate assets are allocated to the relevant cash-generating unit when a reasonable and consistent basis of allocation can be established, or otherwise they are allocated to the smallest group of cash generating units for which a reasonable and consistent allocation basis can be established. The recoverable amount is determined for the cash-generating unit or group of cash-generating units to which the corporate asset belongs, and is compared with the carrying amount of the relevant cash-generating unit or group of cash-generating units.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or a cash-generating unit) for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or a cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or a cash-generating unit) is reduced to its recoverable amount. For corporate assets or portion of corporate assets which cannot be allocated on a reasonable and consistent basis to a cash-generating unit, the Group compares the carrying amount of a group of cash-generating units, including the carrying amounts of the corporate assets or portion of corporate assets allocated to that group of cash-generating units, with the recoverable amount of the group of cash-generating units. In allocating the impairment loss, the impairment loss is allocated first to reduce the carrying amount of any goodwill (if applicable) and then to the other assets on a pro-rata basis based on the carrying amount of each asset in the unit or the group of cash-generating units. The carrying amount of an asset is not reduced below the highest of its fair value less costs of disposal (if measurable), its value in use (if determinable) and zero. The amount of the impairment loss that would otherwise have been allocated to the asset is allocated pro rata to the other assets of the unit or the group of cash-generating units. An impairment loss is recognized immediately in profit or loss.

Related parties

A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person

(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or of a parent of the Group; or

(b)	the party is an entity where any of the following conditions applies:

(i)	the entity and the Group are members of the same group;

(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);

(iii)	the entity and the Group are joint ventures of the same third party;

(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group; and the sponsoring employers of the post-employment benefit plan;

(vi)	the entity is controlled or jointly controlled by a person identified in (a);

(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and

(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Financial instruments — Investments and other financial assets

Initial recognition and measurement

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of accounts receivable arising from IFRS 15 Revenue from Contracts with Customers that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at FVTPL, transaction costs. Accounts receivable that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition” below.

In order for a financial asset to be classified and measured at amortized cost, the contractual terms need to give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding and the financial asset needs to be held within a business model whose objective is to collect contractual cash flows.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows. Financial assets which are not held within the aforementioned business models are classified and measured at FVTPL.

All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis.

Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortized cost

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the consolidated statements of profit or loss when the asset is derecognized, modified or impaired.

The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Financial assets at FVTPL

Financial assets at FVTPL are carried in the consolidated statements of financial position at fair value with net changes in fair value recognized in profit or loss.

Dividend income and gain related to disposed financial assets at FVTPL and net fair value changes on financial assets at FVTPL which are derived from the Group’s ordinary course of business are presented as revenue taken into consideration of the Group’s business model, which includes active capital allocation to financial assets, the extent to which investment activities are a core component of performance evaluation by management; and the manner in which returns are generated and managed on a fair value basis.

Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire.

On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECL”) for financial assets at amortized cost. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

General approach

For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

Financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for accounts receivable arising from IFRS 15 which apply the simplified approach as detailed below.

Stage 1	Financial assets for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2	Financial assets for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3	Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach

For accounts receivable arising from IFRS 15 that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.

Significant increase in credit risk

In assessing whether the credit risk has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument As of the reporting date with the risk of a default occurring on the financial instrument As of the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly:

●	an actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating;

●	significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, the credit default swap prices for the debtor;

●	existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;

●	an actual or expected significant deterioration in the operating results of the debtor;

●	an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.

Irrespective of the outcome of the above assessment, the Group presumes that the credit risk has increased significantly since initial recognition when contractual payments are more than 30 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.

The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.

Definition of default

For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collaterals held by the Group).

Irrespective of the above, the Group considers that default has occurred when a financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

a)	significant financial difficulty of the issuer or the borrower;

b)	a breach of contract, such as a default or past due event;

c)	the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider; or

d)	it is becoming probable that the borrower will enter bankruptcy or other financial reorganization.

Write-off policy

The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off constitutes a derecognition event. Any subsequent recoveries are recognized in profit or loss.

Measurement and recognition of ECL

The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data and forward-looking information. Estimation of ECL reflects an unbiased and probability-weighted amount that is determined with the respective risks of default occurring as the weights.

Generally, the ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.

Lifetime ECL for accounts receivable from contract with customers are considered on a collective basis taking into consideration past due information and relevant credit information such as forward looking macroeconomic information.

For collective assessment, the Group takes into consideration the following characteristics when formulating the grouping:

●	Past-due status;

●	Nature, size and industry of debtors; and

●	External credit ratings where available.

The grouping is regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.

Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on amortized cost of the financial asset.

The Group recognizes an impairment gain or loss in profit or loss for all financial instruments by adjusting their carrying amount, with the exception of accounts receivable from contracts with customers where the corresponding adjustment is recognized through a loss allowance account.

Financial liabilities and equity

Classification as debt or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Financial liabilities

All financial liabilities are measured subsequently at amortised cost using the effective interest method or at FVTPL.

However, financial liabilities that arise when a transfer of a financial asset does not qualify for derecognition or when the continuing involvement approach applies, and financial guarantee contracts issued by the group, are measured in accordance with the specific accounting policies set out below.

Financial liabilities at FVTPL

Financial liabilities are classified as at FVTPL when the financial liability is (i) contingent consideration of an acquirer in a business combination, (ii) held for trading or (iii) it is designated as at FVTPL.

A financial liability is classified as held for trading if either:

●	it has been acquired principally for the purpose of repurchasing it in the near term;

●	on initial recognition it is part of a portfolio of identified financial instruments that the group manages together and has a recent actual pattern of short-term profit-taking;

●	it is a derivative, except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument.

A financial liability other than a financial liability held for trading or contingent consideration of an acquirer in a business combination may be designated as at FVTPL upon initial recognition if either:

●	such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise;

●	the financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis;

●	it forms part of a contract containing one or more embedded derivatives, and IFRS 9 permits the entire combined contract to be designated as at FVTPL.

Financial liabilities at FVTPL are measured at fair value, with any gains or losses arising on changes in fair value recognised in profit or loss.

Financial liabilities measured subsequently at amortised cost

Financial liabilities including accounts payable, borrowings, other payables and accruals, amounts due to subsidiaries’ non-controlling shareholders and amount due to ultimate holding company are subsequently measured at amortized cost, using the effective interest method.

Compound instruments - the units issued by the SPAC

The component parts of units issued by the SPAC (comprising Class A redeemable shares and warrants) are classified separately as financial liabilities and derivative financial liabilities in accordance with the substance of the contractual arrangements and the definitions of a financial liability and a derivative instrument. The warrants do not meet the “fixed-for-fixed” criteria for equity classification and are therefore classified as derivative liabilities.

At the date of issue, the warrants (derivative liabilities) are initially recognized at their fair value. The Class A redeemable shares (the non-derivative host contract) are initially recognized at the residual amount, which is determined by deducting the fair value of the derivative warrants from the gross proceeds of the unit issuance as a whole.

Subsequent to initial recognition, the warrants are measured at FVTPL at each reporting date, with any gains or losses arising on remeasurement recognized directly in profit or loss. The Class A redeemable shares are subsequently measured on an amortized cost basis using the effective interest method until extinguished upon redemption, liquidation, or business combination. The embedded redemption feature within the Class A shares is considered closely related to the host debt contract, as the redemption price approximates the amortized cost of the host instrument, and is therefore not separately accounted for as a derivative.

Transaction costs that directly relate to the issue of the units are allocated to the Class A redeemable shares and the warrants in proportion to the allocation of the gross proceeds. Transaction costs relating to the warrants (measured at FVTPL) are expensed immediately in profit or loss. Transaction costs relating to the Class A redeemable shares are included in the carrying amount of the liability component and are amortized over the expected life of the shares using the effective interest method.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Derivative financial instruments

Derivatives are initially recognized at fair value at the date when derivative contracts are entered into and are subsequently remeasured to their fair value at the end of the reporting period. The resulting gain or loss is recognized in profit or loss.

Cash and cash equivalents

Cash and cash equivalents are defined as cash plus highly liquid and related certificates of deposits or commercial paper with an original term to maturity of three months or less from inception.

Restricted cash is excluded from cash and cash equivalents and is presented separately in the consolidated statement of financial position.

Provisions

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

When the effect of discounting is material, the amount recognized for a provision is the present value at the end of each reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in profit or loss.

Contingent liabilities

A contingent liability is a present obligation arising from past events but is not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be measured with sufficient reliability.

Where the Group is jointly and severally liable for an obligation, the part of the obligation that is expected to be met by other parties is treated as a contingent liability and it is not recognized in the consolidated financial statements.

The Group assesses continually to determine whether an outflow of resources embodying economic benefits has become probable. If it becomes probable that an outflow of future economic benefits will be required for an item previously dealt with as a contingent liability, a provision is recognized in the consolidated financial statements in the reporting period in which the change in probability occurs, except in the extremely rare circumstances where no reliable estimate can be made.

Income tax

Income tax comprises current and deferred tax.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of each reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

●	when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

●	in respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, and the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilized, except:

●	when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

●	in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxable entity to the same taxation authority.

For the purposes of measuring deferred tax for leasing transactions in which the Group recognizes the right-of-use assets and the related lease liabilities, the Group first determines whether the tax deductions are attributable to the right-of-use assets or the lease liabilities.

For leasing transactions in which the tax deductions are attributable to the lease liabilities, the Group applies IAS 12 Income Taxes requirements to lease liabilities and related assets separately. The Group recognizes a deferred tax asset related to lease liabilities to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized and a deferred tax liability for all taxable temporary differences.

Revenue recognition

Revenue from contracts with customers

Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

Media advertising and marketing services

Media advertising and marketing services income is composed of advertising service income and licensing, subscription and marketing services income. Advertising service income is recognized at a point in time when control of the goods has transferred to the customers (i.e. sales of magazines) or upon the edition in which the advertisement is displayed (i.e. advertising income). The Group also provides media licensing and marketing services to its customers on its multimedia channels. The Group recognizes revenues for such services over time based on the contract term.

Hotel operation, hospitality and VIP services income

Hotel operation, hospitality and VIP services income (i.e. income from hotel rooms revenue) is recognized over time using the output method by reference to the progress towards complete satisfaction of the relevant performance obligation, as the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs. Revenue from other ancillary services is generally recognized at a point in time when the goods are delivered or the services are rendered to the customer. The Group allows an average credit period of not more than 30 days to travel agents and corporate customers. All the hotel operation, hospitality and VIP services are for periods of one year or less and the effect of the time value of money is considered insignificant.

Contract liabilities

A contract liability is recognized when the payment is made and received or the payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

Revenue from other sources

Fair value changes on financial assets at FVTPL are recognized in the period in which they arise. Gain/loss recognized for those financial assets at FVTPL held at the end of each reporting period is recognized as net fair value changes on financial assets at FVTPL.

Dividend income is recognized when the shareholders’ right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

Dividend income and gain related to disposed financial assets at FVTPL and net fair value changes on financial assets at FVTPL which are derived from the Group’s ordinary course of business are presented as revenue taken into consideration of the Group’s business model, which includes active capital allocation to financial assets, the extent to which investment activities are a core component of performance evaluation by management; and the manner in which returns are generated and managed on a fair value basis.

Employee benefits

Retirement benefit costs

Payments to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions.

Short-term employee benefits

Short-term employee benefits are recognized at the undiscounted amount of the benefits expected to be paid as and when employees rendered the services. All short-term employee benefits are recognized as an expense unless another IFRS requires or permits the inclusion of the benefit in the cost of an asset. A liability is recognized for benefits accruing to employees (such as wages and salaries) after deducting any amount already paid.

Leases

Definition of a lease

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group assesses whether a contract is or contains a lease based on the definition under IFRS 16 Leases at inception, modification date or acquisition date, as appropriate. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.

The Group as a lessee

Allocation of consideration to components of a contract

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components. The Group applies practical expedient not to separate non-lease components from lease component, and instead account for the lease component and any associated non-lease components as a single lease component.

Short-term leases

The Group applies the short-term lease recognition exemption to leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. Lease payments on short-term leases are recognized as expense on a straight-line basis or another systematic basis over the lease term.

Right-of-use assets

The cost of right-of-use asset includes the amount of the initial measurement lease liability, any lease payments made at or before the commencement date (less any lease incentives received), any initial direct costs incurred by the Group, and an estimate of costs to be incurred in dismantling and removing the underlying asset or restoring the site on which it is located.

Right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.

Lease liabilities

At the commencement date of a lease, the Group recognizes and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.

The lease payments include fixed lease payments (including in-substance fixed payments), less any lease incentives.

After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.

Foreign currencies

These financial statements are presented in US$. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of each reporting period. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured. The gain or loss arising on translation of a non-monetary item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item (i.e., translation difference on the item whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).

In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary asset or non-monetary liability relating to an advance consideration, the date of initial transaction is the date on which the Group initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in an exchange reserve (attributed to non-controlling interests as appropriate).

On the disposal of a foreign operation (that is, a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, or a partial disposal of an interest in a joint arrangement or an associate that includes a foreign operation of which the retained interest becomes a financial asset), all of the exchange differences accumulated in equity in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets until such time as the assets are substantially ready for their intended use or sale. All other borrowing costs are recognized in profit or loss in the period in which they are incurred.